Concentration of Major Customers (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Number of customers		5	2
Customer Concentration Risk [Member] | Major Customer One [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	28.00%	18.00%	37.00%
Customer Concentration Risk [Member] | Major Customer One [Member] | Revenue From Supply Chain [Member]
Concentration Risk [Line Items]
Customers risk percentage	44.00%		71.00%
Number of customers	2	1
Customer Concentration Risk [Member] | Major Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	23.00%
Customer Concentration Risk [Member] | Major Customer One [Member] | Accounts Receivable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Customers risk percentage		20.00%
Customer Concentration Risk [Member] | Major Customer Two [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	19.00%	16.00%	15.00%
Customer Concentration Risk [Member] | Major Customer Two [Member] | Revenue From Supply Chain [Member]
Concentration Risk [Line Items]
Customers risk percentage	12.00%		10.00%
Number of customers			2
Customer Concentration Risk [Member] | Major Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	19.00%	11.00%
Number of customers		2
Customer Concentration Risk [Member] | Major Customer Three [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	15.00%	15.00%
Customer Concentration Risk [Member] | Major Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	16.00%
Number of customers	3
Customer Concentration Risk [Member] | Major Customer four [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	11.00%	13.00%
Customer Concentration Risk [Member] | Major Customer Five [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		13.00%
Customer Concentration Risk [Member] | Major Customer Six [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		29.00%